13F-HR
<PERIOD>			06/30/02
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE		212-983-8100
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY Aug. 12, 2002

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $133,891,254

                                                              Form 13 F information Table
                                                      Value     Shares/   Sh/  Put/ Invstmt Other    Voting Authority
Name of Issuer          Title of Class     CUSIP    (x$1000)   PRN AMT   PRN  Call Dscretn Managers    Sole Shared None
Aksys Ltd.                      COM      010196103        207    30000  SH          SOLE               30000      0     0
Amazon.com                      COM      023135106        195    12000  SH          SOLE               12000      0     0
American Int'l Group            COM      026874107       3308    48488  SH          SOLE               48488      0     0
Amgen Inc.                      COM      031162100       2066    49350  SH          SOLE               49350      0     0
AOL Time Warner                 COM      00184A105        988    67171  SH          SOLE               67171      0     0
Applied Biosystems Group        COM      038020103        613    31500  SH          SOLE               31500      0     0
AT&T Wireless Services, Inc.    COM      001957406       1148   196300  SH          SOLE              196300      0     0
Barr Laboratories, Inc.         COM      068306109       2314    36425  SH          SOLE               36425      0     0
Biogen Inc.                     COM      090597105        936    22600  SH          SOLE               22600      0     0
Boston Scientific Corp.         COM      101137107        351    11976  SH          SOLE               11976      0     0
C.R. Bard, Inc.                 COM      067383109       3479    61500  SH          SOLE               61500      0     0
Cardinal Health Inc.            COM      14149Y108       2328    37925  SH          SOLE               37925      0     0
Chevron Texaco                  COM      166764100       1927    21777  SH          SOLE               21777      0     0
Cisco Systems Inc.              COM      17275R102       1888   135354  SH          SOLE              135354      0     0
CitiGroup                       COM      172967101       3322    85750  SH          SOLE               85750      0     0
Colgate-Palmolive               COM      194162103       2547    50900  SH          SOLE               50900      0     0
Comcast Corp. Cl A              COM      200300200       2399   100650  SH          SOLE              100650      0     0
Consolidated Edison             COM      209115104       1815    43475  SH          SOLE               43475      0     0
CV Therapeutics, Inc.           COM      126667104        558    30000  SH          SOLE               30000      0     0
CVS Corp.                       COM      126650100       3860   126150  SH          SOLE              126150      0     0
Double Click                    COM      258609304        787   108600  SH          SOLE              108600      0     0
Duke Energy Co.                 COM      264399106       2717    87390  SH          SOLE               87390      0     0
El Paso Corporation             COM      283905107        233    11325  SH          SOLE               11325      0     0
EMC Corp                        COM      268648102        241    32000  SH          SOLE               32000      0     0
Exxon Mobil Corp.               COM      30231G102       3753    91735  SH          SOLE               91735      0     0
FleetBoston Financial Corp.     COM      339030108       3331   102984  SH          SOLE              102984      0     0
Gemstar-TV Guide Intl.          COM      36866W106        712   132200  SH          SOLE              132200      0     0
General Electric Co.            COM      369604103       3247   111775  SH          SOLE              111775      0     0
Home Depot                      COM      437076102       1715    46695  SH          SOLE               46695      0     0
ILEX Oncology, Inc.             COM      451923106        634    45000  SH          SOLE               45000      0     0
Incyte Genomics, Inc.           COM      45337C102        363    50000  SH          SOLE               50000      0     0
Intel Corp.                     COM      458140100       2218   121450  SH          SOLE              121450      0     0
Int'l Business Machine          COM      459200101       2653    36850  SH          SOLE               36850      0     0
Intersil Corp                   COM      46069S109       1752    81950  SH          SOLE               81950      0     0
IntraBiotics Pharm.             COM      46116T100        153   118000  SH          SOLE              118000      0     0
ISHR Russell 2000 Small Cap     COM      464287655       2812    31025  SH          SOLE               31025      0     0
J.P. Morgan Chase & Co.         COM      46625H100       3708   109325  SH          SOLE              109325      0     0
Johnson & Johnson               COM      478160104        630    12062  SH          SOLE               12062      0     0
Lehman Bros. Hldgs Inc.         COM      524908100       4631    74075  SH          SOLE               74075      0     0
Liberty Media Group             COM      001957208       2598   259850  SH          SOLE              259850      0     0
Lilly, Eli & Co.                COM      532457108        275     4890  SH          SOLE                4890      0     0
Lowes Companies Inc.            COM      548661107       2735    60250  SH          SOLE               60250      0     0
Masco Corp.                     COM      574599106       3425   126350  SH          SOLE              126350      0     0
May Dept Stores Co.             COM      577778103       2385    72450  SH          SOLE               72450      0     0
Medtronic Inc.                  COM      585055106       2133    49800  SH          SOLE               49800      0     0
Merck & Co.                     COM      589331107       2109    41650  SH          SOLE               41650      0     0
Microsoft Corp.                 COM      594918104       3968    72550  SH          SOLE               72550      0     0
Millenium Pharm                 COM      599902103       1306   107500  SH          SOLE              107500      0     0
Morgan Stanley                  COM      617446448       3269    75900  SH          SOLE               75900      0     0
Motorola, Inc.                  COM      620076109        156    10694  SH          SOLE               10694      0     0
Myriad Genetics, Inc.           COM      62855J104       8176    40200  SH          SOLE               40200      0     0
NaviSite Inc.                   COM      63935M109         11    75000  SH          SOLE               75000      0     0
Nortel Networks                 COM      656568102         93    64400  SH          SOLE               64400      0     0
Novartis AG                     COM      66987V109       3210    73250  SH          SOLE               73250      0     0
Omnicare, Inc.                  COM      681904108       2723   103700  SH          SOLE              103700      0     0
Oracle Systems                  COM      68389X105        113    12000  SH          SOLE               12000      0     0
Pepsico, Inc.                   COM      713448108       4004    83085  SH          SOLE               83085      0     0
Pixelworks, Inc.                COM      72581M107        517    61700  SH          SOLE               61700      0     0
Protein Design Labs, Inc.       COM      74369L103        380    35000  SH          SOLE               35000      0     0
Raytheon Company                COM      755111507       2748    67450  SH          SOLE               67450      0     0
S & P Mid Cap 400 Index         COM      464287507       2879    29460  SH          SOLE               29460      0     0
Scientific Atlanta Inc.         COM      808655104       1461    88850  SH          SOLE               88850      0     0
Sun Microsystems                COM      866810104        121    24250  SH          SOLE               24250      0     0
Target Corporation              COM      87612E106       2303    60450  SH          SOLE               60450      0     0
Tyco International              COM      902124106       1635   121059  SH          SOLE              121059      0     0
Verizon Communications          COM      92343V104       2169    54043  SH          SOLE               54043      0     0
Vertex Pharmaceuticals          COM      92532F100        651    40000  SH          SOLE               40000      0     0
Viacom Inc. Cl. B               COM      925524308       3732    84115  SH          SOLE               84115      0     0
Vodafone                        COM      92857W100        151    11100  SH          SOLE               11100      0     0
Wal Mart Stores Inc.            COM      931142103       2314    42075  SH          SOLE               42075      0     0
Wellpoint Hlth Networks A       COM      94973H108       2925    37600  SH          SOLE               37600      0     0
Wendy's International Inc.      COM      950590109       2005    50350  SH          SOLE               50350      0     0